Subsequent Events (Details)		1 Months Ended		12 Months Ended
	May 11, 2022 USD ($) $ / shares shares	Apr. 16, 2022 $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021	Jan. 31, 2022 shares
Subsequent Events (Details) [Line Items]
Terms of agreement, description				In accordance with the terms of the Agreement, the Company shall pay BioLite (i) milestone payments of up to $100 million in cash and equity of the Company or equity securities owned by it at various stages on a schedule dictated by BioLite’s achievements of certain milestones, as set forth in the Agreement (the “Milestone Payments”) and (ii) a royalty payment equal to 5% of net sales of the drug products when ABV-1501 is approved for sale in the licensed territories.
Milestone payment, description				According to the Agreement, after Phase II clinical trials are completed, 15% of the Milestone Payment becomes due and shall be paid in two stages: (i) 5% no later than December 31, 2021 (the “December 2021 Payment”) and (ii) 10% no later than December 31, 2022. On February 12, 2022, the Company’s Board of Directors determined that the December 2021 Payment, which is equal to $5,000,000, shall be paid via the cancellation of certain outstanding debt, in the amount of $5,000,000, that BioLite owes the Company as of December 31, 2021.
Aggregated shares of common stock					1,306,007
Additional shares of common stock			75,000
Consulting and advisory services (in Dollars) | $			$ 15,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of directors		5
Granted options to purchase an aggregate shares		761,920
Exercise price per share (in Dollars per share) | $ / shares		$ 3
Grant date term		10 years
Purchase agreement relating to offer and sale of shares	2,000,000
Common stock, par value (in Dollars) | $	$ 0.001
Warrants purchased	2,000,000
Exercisable price per share (in Dollars per share) | $ / shares	$ 2.45